Schedule of Investments (unaudited)	iShares® Core U.S. REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.8%
Alexander & Baldwin Inc.	145,840	$3,347,028
Alpine Income Property Trust Inc.	20,531	404,461
American Assets Trust Inc.	100,523	3,615,812
Armada Hoffler Properties Inc.	121,824	1,709,191
Broadstone Net Lease Inc.	316,789	7,320,994
DigitalBridge Group Inc.(a)	976,669	7,129,684
Empire State Realty Trust Inc., Class A	288,652	2,574,776
Essential Properties Realty Trust Inc.	243,801	6,472,916
Gladstone Commercial Corp.	74,784	1,734,241
Global Net Lease Inc.	210,178	3,013,952
One Liberty Properties Inc.	32,930	1,004,365
PS Business Parks Inc.	40,441	6,752,029
STORE Capital Corp.	495,872	15,724,101
Washington REIT	171,802	4,229,765
WP Carey Inc.	375,011	29,100,854
		94,134,169
Health Care REITs — 10.4%
CareTrust REIT Inc.	194,592	4,127,296
Community Healthcare Trust Inc.	50,133	2,273,030
Diversified Healthcare Trust	483,663	1,475,172
Global Medical REIT Inc.	120,929	2,044,909
Healthcare Realty Trust Inc.	297,801	9,237,787
Healthcare Trust of America Inc., Class A	441,677	14,376,586
Healthpeak Properties Inc.	1,094,587	38,715,542
LTC Properties Inc.	78,570	2,834,020
Medical Properties Trust Inc.	1,199,693	27,305,013
National Health Investors Inc.	88,080	5,093,667
Omega Healthcare Investors Inc.	484,342	15,247,086
Physicians Realty Trust	443,775	8,103,332
Sabra Health Care REIT Inc.	459,705	6,256,585
Universal Health Realty Income Trust	26,084	1,520,697
Ventas Inc.	809,140	42,900,603
Welltower Inc.	884,349	76,611,154
		258,122,479
Hotel & Resort REITs — 3.3%
Apple Hospitality REIT Inc.	431,541	6,960,756
Ashford Hospitality Trust Inc.(a)(b)	34,270	266,963
Braemar Hotels & Resorts Inc.(a)	117,542	628,850
Chatham Lodging Trust(a)	97,455	1,293,228
CorePoint Lodging Inc.(a)	80,270	1,261,042
DiamondRock Hospitality Co.(a)	422,260	3,948,131
Hersha Hospitality Trust, Class A(a)	65,440	590,269
Host Hotels & Resorts Inc.(a)	1,435,359	24,889,125
Park Hotels & Resorts Inc.(a)	476,894	8,679,471
Pebblebrook Hotel Trust(b)	261,666	5,665,069
RLJ Lodging Trust(b)	332,935	4,611,150
Ryman Hospitality Properties Inc.(a)(b)	108,543	9,595,201
Service Properties Trust(b)	341,808	2,922,458
Summit Hotel Properties Inc.(a)	209,956	1,977,785
Sunstone Hotel Investors Inc.(a)	438,238	4,956,472
Xenia Hotels & Resorts Inc.(a)	229,362	3,977,137
		82,223,107
Industrial REITs — 15.8%
Americold Realty Trust	541,405	15,402,972
Duke Realty Corp.	771,879	44,599,169
EastGroup Properties Inc.	81,512	16,295,064
First Industrial Realty Trust Inc.	261,145	15,872,393
Indus Realty Trust Inc.	11,602	911,337
Security	Shares	Value

Industrial REITs (continued)
Industrial Logistics Properties Trust	130,851	$3,000,414
LXP Industrial Trust	562,582	8,376,846
Monmouth Real Estate Investment Corp.	191,730	4,024,413
Plymouth Industrial REIT Inc.	63,356	1,821,485
Prologis Inc.	1,498,098	234,931,728
Rexford Industrial Realty Inc.	307,840	22,524,653
STAG Industrial Inc.	355,711	15,199,531
Terreno Realty Corp.	148,781	11,124,355
		394,084,360
Office REITs — 8.6%
Alexandria Real Estate Equities Inc.	313,234	61,030,513
Boston Properties Inc.	316,980	35,527,118
Brandywine Realty Trust	346,197	4,452,093
CIM Commercial Trust Corp.	35,587	275,443
City Office REIT Inc.	86,276	1,538,301
Corporate Office Properties Trust	227,374	5,743,467
Cousins Properties Inc.	300,899	11,602,666
Douglas Emmett Inc.	337,699	10,542,963
Easterly Government Properties Inc.	174,300	3,655,071
Franklin Street Properties Corp., Class C	207,288	1,150,448
Highwoods Properties Inc.	208,717	8,999,877
Hudson Pacific Properties Inc.	300,249	7,094,884
JBG SMITH Properties	247,543	6,782,678
Kilroy Realty Corp.	235,636	15,080,704
Office Properties Income Trust	96,723	2,464,502
Orion Office REIT Inc.(a)	112,020	1,864,013
Paramount Group Inc.	376,141	3,268,665
Piedmont Office Realty Trust Inc., Class A	249,626	4,433,358
Postal Realty Trust Inc., Class A	24,867	444,622
SL Green Realty Corp.	135,701	9,841,037
Veris Residential Inc.(a)	176,902	2,918,883
Vornado Realty Trust	356,150	14,605,712
		213,317,018
Residential REITs — 19.7%
American Campus Communities Inc.	277,887	14,522,375
American Homes 4 Rent, Class A	574,204	22,468,603
Apartment Income REIT Corp.	317,184	16,753,659
Apartment Investment & Management Co., Class A(a)	310,400	2,182,112
AvalonBay Communities Inc.	283,088	69,138,582
Bluerock Residential Growth REIT Inc., Class A	53,897	1,430,965
BRT Apartments Corp.	23,973	531,961
Camden Property Trust	200,685	32,127,662
Centerspace	28,852	2,751,904
Clipper Realty Inc.	24,589	225,481
Equity LifeStyle Properties Inc.	352,761	27,617,659
Equity Residential	748,439	66,408,992
Essex Property Trust Inc.	131,573	43,748,022
Independence Realty Trust Inc.	211,606	4,864,822
Invitation Homes Inc.	1,211,825	50,872,413
Mid-America Apartment Communities Inc.	234,252	48,415,203
NexPoint Residential Trust Inc.	44,892	3,559,936
Preferred Apartment Communities Inc., Class A	105,688	1,762,876
Sun Communities Inc.	232,580	43,948,317
UDR Inc.	624,514	35,497,376
UMH Properties Inc.	85,714	2,022,850
		490,851,770
Retail REITs — 14.4%
Acadia Realty Trust	175,100	3,465,229
Agree Realty Corp.	138,998	9,087,689

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Alexander's Inc.	4,354	$1,146,278
American Finance Trust Inc.	251,066	2,073,805
Brixmor Property Group Inc.	600,834	15,237,150
Cedar Realty Trust Inc.	25,725	612,512
Federal Realty Investment Trust	156,675	19,974,496
Getty Realty Corp.	84,415	2,504,593
InvenTrust Properties Corp.	144,318	3,887,927
Kimco Realty Corp.	1,179,386	28,611,904
Kite Realty Group Trust	438,064	9,146,776
Macerich Co. (The)	430,470	7,119,974
National Retail Properties Inc.	354,563	15,735,506
NETSTREIT Corp.	80,441	1,817,967
Phillips Edison & Co. Inc.(b)	38,782	1,222,409
Realty Income Corp.	1,148,873	79,743,275
Regency Centers Corp.	342,808	24,596,474
Retail Opportunity Investments Corp.	239,271	4,433,692
RPT Realty	169,333	2,136,982
Saul Centers Inc.	23,905	1,180,429
Seritage Growth Properties, Class A(a)	75,796	785,247
Simon Property Group Inc.	662,409	97,506,605
SITE Centers Corp.	348,784	5,165,491
Spirit Realty Capital Inc.	249,598	11,845,921
Tanger Factory Outlet Centers Inc.	205,902	3,502,393
Urban Edge Properties	233,067	4,251,142
Urstadt Biddle Properties Inc., Class A	60,705	1,195,281
Whitestone REIT	91,931	938,615
		358,925,762
Security & Alarm Services — 0.1%
GEO Group Inc. (The)	217,678	1,464,973

Specialized REITs — 23.5%
CubeSmart	434,827	22,063,122
CyrusOne Inc.	257,466	23,133,320
Digital Realty Trust Inc.	569,986	85,059,011
EPR Properties	149,903	6,591,235
Equinix Inc.	181,602	131,643,290
Extra Space Storage Inc.	266,279	52,773,835
Farmland Partners Inc.	58,074	661,463
Security	Shares	Value

Specialized REITs (continued)
Four Corners Property Trust Inc.	155,511	$4,209,683
Gaming and Leisure Properties Inc.	458,226	20,702,651
Gladstone Land Corp.	63,404	1,932,554
Iron Mountain Inc.	581,636	26,708,725
Lamar Advertising Co., Class A	174,920	19,374,139
Life Storage Inc.	165,382	22,318,301
National Storage Affiliates Trust	163,915	10,090,607
Outfront Media Inc.	292,926	7,276,282
Public Storage	306,207	109,784,396
Safehold Inc.	41,896	2,593,362
VICI Properties Inc.	1,277,096	36,550,487
		583,466,463

Total Common Stocks — 99.6%
(Cost: $2,189,622,494)		2,476,590,101

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	13,980,491	13,984,685
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	8,030,000	8,030,000
		22,014,685

Total Short -Term Investments — 0.9%
(Cost: $22,014,685)		22,014,685

Total Investments in Securities — 100.5%
(Cost: $2,211,637,179)		2,498,604,786

Other Assets, Less Liabilities — (0.5)%		(12,712,049)

Net Assets — 100.0%		$2,485,892,737

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$129,227	$13,856,156	(a)	$—	$(710)	$12	$13,984,685	13,980,491	$2,743	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,320,000	5,710,000	(a)	—	—	—	8,030,000	8,030,000	242		—
					$(710)	$12	$22,014,685		$2,985		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	217	03/18/22	$9,006	$(236,007)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,476,590,101	$—	$—	$2,476,590,101
Money Market Funds	22,014,685	—	—	22,014,685
	$2,498,604,786	$—	$—	$2,498,604,786

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(236,007)	$—	$—	$(236,007)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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